Sanctions - Additional Information (Detail) $ in Thousands	Aug. 09, 2018 item	Dec. 31, 2021 CLP ($)	Dec. 31, 2021 CLF	Dec. 30, 2021 CLP ($)	Dec. 30, 2021 CLF	Sep. 20, 2021 CLP ($)	Sep. 20, 2021 CLF	Sep. 03, 2021 CLP ($)	Sep. 03, 2021 CLF	Nov. 23, 2020 CLP ($)	Nov. 23, 2020 CLF	May 23, 2016 CLP ($)	May 23, 2016 CLF
Disclosure Of Sanctions [Line Items]
Provision amount | $		$ 6,863,141
Sanctions Provisions | $		5,094,403
Bio Bio Health Secretary [Member] | Waste Disposal Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		27,086	CLF 500
Valparaso Regional Health Ministry [Member] | Alleged Breaches of Obligations and Regulations Liability [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed		$ 27,086	CLF 500
Tarapaca's Health Secretary's [Member] | Alleged Breach in Use of Lime [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				$ 27,086	CLF 500
Coquimbo Regional Health Ministry [Member] | Alleged Violation of Keeping Waste in an Unauthorized Area [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				27,086	500
Regional Health Ministry of the Metropolitan Region [Member] | Alleged Violation of Health Regulations [Member] | Enel Generacin Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed				$ 2,709	CLF 50
Superintendence of Electricity and Fuels [Member] | Alleged Breaches of Maintaining Electrical Installations in Good Condition [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed												$ 108,342	CLF 2,000
Superintendence of Electricity and Fuels [Member] | Alleged Breaches of Excluding Charges in Bills for Transmission System Usage [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed										$ 812,565	CLF 15,000
Superintendence of Electricity and Fuels [Member] | Alleged Violations of Provisions of Regulation of The General Law of Electric Services [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed								$ 92,091	CLF 1,700
Superintendence of Electricity and Fuels [Member] | Alleged Breach in Detection of Irregularities and Risk Occurring in Distribution Line [Member] | Enel Distribucion Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Fine or penalties imposed						$ 37,920	CLF 700
Superintendence of Environment [Member] | Violations During Construction Phase of Geothermal Power Plant [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of environmental violations	16
Number of environmental violations classified as minor	13
Superintendence of Environment [Member] | Violations Relating to Archaeological Matters During Construction Phase of Geothermal Power Plant [Member] | Enel Green Power Chile S.A. [Member]
Disclosure Of Sanctions [Line Items]
Number of environmental violations classified as serious	3